AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2013

SECURITIES ACT FILE NO. 333-184406

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

COLUMBIA FUNDS VARIABLE SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices) (Zip Code)

612-671-1947

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 497 (File No. 333-184406) with the Commission on December 17, 2012 (0001193125-12-504749).

COLUMBIA FUNDS VARIABLE SERIES TRUST II

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)	(a) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant’s Registration Statement No. 333-146374 is incorporated by reference.

(1)	(b) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(c) Amendment No. 3 to the Agreement and Declaration of Trust effective Jan. 8, 2009 filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(d) Amendment No. 4 to the Agreement and Declaration of Trust effective Jan. 14, 2010, filed electronically on or about April 14, 2010 as Exhibit (a)(4) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(e) Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, filed electronically on or about April 30, 2010 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(f) Amendment No. 6 to the Agreement and Declaration of Trust effective November 11, 2010, filed electronically on or about April 29, 2011 as Exhibit (a)(6) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(g) Amendment No. 7 to the Agreement and Declaration of Trust effective January 13, 2011, filed electronically on or about April 29, 2011 as Exhibit (a)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(h) Amendment No. 8 to the Agreement and Declaration of Trust effective September 15, 2011, filed electronically on or about March 2, 2012 as Exhibit (a)(8) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(i) Amendment No. 9 to the Agreement and Declaration of Trust effective January 12, 2012, filed electronically on or about March 2, 2012 as Exhibit (a)(9) to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(j) Amendment No. 10 to the Agreement and Declaration of Trust effective June 14, 2012, filed electronically on or about April 26, 2013 as Exhibit (a)(10) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(k) Amendment No. 11 to the Agreement and Declaration of Trust effective September 13, 2012, filed electronically on or about April 26, 2013 as Exhibit (a)(11) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(l) Amendment No. 12 to the Agreement and Declaration of Trust effective January 16, 2013, filed electronically on or about April 26, 2013 as Exhibit (a)(12) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(1)	(m) Amendment No. 13 to the Agreement and Declaration of Trust effective April 17, 2013, filed electronically on or about April 26, 2013 as Exhibit (a)(13) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(2)	By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant’s Registration Statement No. 333-146374 are incorporated by reference.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization filed electronically on or about October 12, 2012 as Exhibit (4) to Registrant’s Registration Statement on Form N-14 (File No. 333-184406) is incorporated by reference.

(5)	Not applicable.

(6)	(a) Form of Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and Registrant, filed electronically on or about April 26, 2013 as Exhibit (d)(1) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(6)	(b) Form of Subadvisory Agreement between RiverSource Investments, LLC and a Subadviser filed electronically on or about April 14, 2010 as Exhibit (d)(2) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(6)	(c) Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(6)	(d) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between RiverSource Investments, LLC and Threadneedle International Limited filed electronically on or about Dec. 29. 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(6)	(e) Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited filed electronically on or about April 29, 2011 as Exhibit (d)(5) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(6)	(f) Amendment Three to Amended and Restated Subadvisory Agreement, dated July 1, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(6) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(g) Amendment Four to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(7) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(h) Addendum to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(8) to Columbia Funds Series Trust II Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(7)	Form of Distribution Agreement between Registrant and Columbia Management Investment Distributors, Inc., filed electronically on or about April 26, 2013 as Exhibit (e) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(8)	Deferred Compensation Plan, adopted as of December 31, 2011, filed electronically on or about February 24, 2012 as Exhibit (f) to Columbia Funds Series Trust II Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 is incorporated by reference.

(9)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)	(a) Form of Plan and Agreement of Distribution between Registrant and Columbia Management Investment Distributors, Inc. filed electronically on or about April 26, 2013 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(10)	(b) Form of Rule 18f – 3(d) Plan filed electronically on or about April 26, 2013 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(11)	Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about October 12, 2012 as Exhibit (11) to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(12)	Opinion and consent of counsel regarding certain tax matters, filed herewith.

(13)	(a) Form of Administrative Services Agreement between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about May 29, 2012 as Exhibit (h)(1) to Columbia Funds Series Trust II Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(b) Form of Transfer and Dividend Disbursing Agent Agreement, between Registrant and Columbia Management Investment Services Corp., filed electronically on or about April 26, 2013 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(c) Form of Master Fee Cap/Fee Waiver Agreement by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp. and the Registrant, filed electronically on or about November 7, 2012 as Exhibit (h)(4) to Columbia Funds Series Trust II Post-Effective Amendment No. 73 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(d) Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about Dec. 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(13)	(e) Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(13)	(f) Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(13)	(g) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, now known as Columbia Funds Variable Series Trust II, a Massachusetts business trust, and between RiverSource Variable Portfolio – Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio – Diversified Bond Fund, a series of RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(h) Agreement and Plan of Reorganization, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(9) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(i) Agreement and Plan of Redomiciling, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(10) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(i) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about November 29, 2011 as Exhibit (p)(1) to Columbia Funds Series Trust II Post-Effective Amendment No. 46 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(j)(ii) Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated July 1, 2011, filed electronically on or about July 29, 2011 as Exhibit (p)(2) to Columbia Funds Series Trust II Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(j)(iii) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Partners Small Cap Value Funds’ Subadviser Donald Smith & Co., Inc., adopted January 1, 2005, revised March 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(4) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-61346 is incorporated by reference.

(13)	(j)(iv) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Small Cap Value Funds’ Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2010, filed electronically on or about April 2, 2012 as Exhibit (p)(5) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(v) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser River Road Asset Management, LLC, dated January 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(6) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(vi) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Value Fund’s Subadviser Denver Investment Advisors LLC effective January 11, 2011, filed electronically on or about April 29, 2011 as Exhibit (p)(7) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(vii) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Partners Small Cap Value Funds’ Subadviser Turner Investment Partners, Inc., dated February 1, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(8) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(viii) Code of Ethics, dated November 30, 2009, adopted under Rule 17j-1, for Columbia Asia Pacific ex-Japan, Columbia Commodity Strategy, Columbia European Equity, Columbia Global Equity, Columbia Variable Portfolio – Commodity Strategy and Columbia Variable Portfolio – International Opportunity Funds’ Subadviser, Threadneedle International Ltd., filed electronically on or about April 29, 2011 as Exhibit (p)(9) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(ix) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – American Century Diversified Bond Fund’s and Variable Portfolio – American Century Growth Fund’s Subadviser American Century Investment Management, Inc., dated January 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(x) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Invesco International Growth Fund’s Subadviser Invesco Advisers, Inc., dated January 1, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(11) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xi) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Morgan Stanley Global Real Estate Fund’s Subadviser Morgan Stanley Investment Management Inc., dated September 17, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(12) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – MFS Value Fund’s Subadviser Massachusetts Financial Services Company, dated February 22, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(13) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xiii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – J.P. Morgan Core Bond Fund’s Subadviser J.P. Morgan Investment Management Inc., dated February 1, 2005, amended July 15, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(14) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xiv) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – NFJ Dividend Value Fund’s Subadviser NFJ Investment Group LLC, dated October 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(16) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xv) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – PIMCO Mortgage-Backed Securities Fund’s Subadviser Pacific Investment Management Company, LLC, dated May 1, 2009, filed electronically on or about April 14, 2010 as Exhibit (p)(17) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xvi) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s Subadviser London Company of Virginia dated April 7, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(18) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xvii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s and Variable Portfolio – Wells Fargo Short Duration Government Fund’s Subadviser Wells Capital Management Incorporated dated April 1, 2010, filed electronically on or about April 29, 2011 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xviii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Nuveen Winslow Large Cap Growth Fund’s Subadviser Winslow Capital Management, LLC, dated January 1, 2011, amended August 15, 2011 filed electronically on or about April 2, 2012 as Exhibit (p)(20) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xix) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – DFA International Value Fund’s Subadviser Dimensional Fund Advisors, L.P., dated October 23, 2012, filed electronically on or about April 26, 2013 as Exhibit (p)(19) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xx) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Mondrian International Small Cap Fund’s Subadviser Mondrian Investment Partners Limited, dated January 1, 2007, filed electronically on or about April 14, 2010 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxi) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Eaton Vance Floating-Rate Income Fund’s Subadviser Eaton Vance Management, dated June 1, 2012, filed electronically on or about April 26, 2013 as Exhibit (p)(21) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Columbia Wanger International Equities Fund’s and Columbia Wanger U.S. Equities Fund’s Subadviser Columbia Wanger Asset Management, LLC, dated October 12, 2012, filed electronically on or about April 26, 2013 as Exhibit (p)(22) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxiii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Jennison Mid Cap Growth Fund’s Subadviser Jennison Associates, LLC, dated January 3, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(27) to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxiv) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Pyramis International Equity Fund’s Subadviser Pyramis Global Advisors, LLC, dated 2013, filed electronically on or about April 26, 2013 as Exhibit (p)(24) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxv) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund’s Subadviser BlackRock Financial Management, Inc., dated November 10, 2011, filed electronically on or about April 26, 2013 as Exhibit (p)(25) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxvi) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Holland Large Cap Growth Fund’s Subadviser Holland Capital Management LLC, dated June 2012, filed electronically on or about April 26, 2013 as Exhibit (p)(26) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxvii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Victory Established Value Fund’s Subadviser Victory Capital Management Inc., dated October 1, 2011, filed electronically on or about April 26, 2013 as Exhibit (p)(27) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxviii) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Partners Small Cap Growth Fund’s Subadviser Palisade Capital Management, LLC, dated May 2012, filed electronically on or about April 26, 2013 as Exhibit (p)(28) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j)(xxix) Code of Ethics adopted under Rule 17j-1 for Variable Portfolio – Sit Dividend Growth Fund’s Subadviser Sit Investment Associates, Inc., dated October 1, 2010, filed electronically on or about April 26, 2013 as Exhibit (p)(29) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 is incorporated by reference.

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) filed electronically on or about October 12, 2012 as Exhibit (14)(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-184406) is incorporated by reference.

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) filed electronically on or about October 12, 2012 as Exhibit (14)(b) to Registrant’s Registration Statement on Form N-14 (File No. 333-184406) is incorporated by reference.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement, filed electronically on or about October 12, 2012 as Exhibit (16) to Registrant’s Registration Statement on Form N-14 (File No. 333-184406) is incorporated by reference.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Variable Series Trust II, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of May 2013.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By:	/s/ J. KEVIN CONNAUGHTON
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/S/ J. KEVIN CONNAUGHTON	President
J. Kevin Connaughton	(Principal Executive Officer)	May 30, 2013

/S/ MICHAEL G. CLARKE	Chief Financial Officer
Michael G. Clarke	(Principal Financial Officer)	May 30, 2013

/S/ JOSEPH F. DIMARIA	Chief Accounting Officer
Joseph F. DiMaria	(Principal Accounting Officer)	May 30, 2013

/S/ STEPHEN R. LEWIS, JR.* Stephen R. Lewis, Jr.	Chairman of the Board	May 30, 2013

/S/ KATHLEEN A. BLATZ* Kathleen A. Blatz	Trustee	May 30, 2013

/S/ EDWARD J. BOUDREAU, JR.* Edward J. Boudreau, Jr.	Trustee	May 30, 2013

/S/ PAMELA G. CARLTON* Pamela G. Carlton	Trustee	May 30, 2013

/S/ WILLIAM P. CARMICHAEL* William P. Carmichael	Trustee	May 30, 2013

/S/ PATRICIA M. FLYNN* Patricia M. Flynn	Trustee	May 30, 2013

/S/ WILLIAM A. HAWKINS* William A. Hawkins	Trustee	May 30, 2013

/S/ R. GLENN HILLIARD* R. Glenn Hilliard	Trustee	May 30, 2013

/S/ JOHN F. MAHER* John F. Maher	Trustee	May 30, 2013

/S/ CATHERINE JAMES PAGLIA* Catherine James Paglia	Trustee	May 30, 2013

/S/ LEROY C. RICHIE* Leroy C. Richie	Trustee	May 30, 2013

/S/ ANTHONY M. SANTOMERO* Anthony M. Santomero	Trustee	May 30, 2013

/S/ MINOR M. SHAW* Minor M. Shaw	Trustee	May 30, 2013

/S/ ALISON TAUNTON-RIGBY* Alison Taunton-Rigby	Trustee	May 30, 2013

/S/ WILLIAM F. TRUSCOTT* William F. Truscott	Trustee	May 30, 2013

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact May 30, 2013

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on October 12, 2012.

Exhibit Index

Exhibit No.	Description

(12)	Opinion and consent of counsel regarding certain tax matters, filed herewith.